Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2017
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements:
10. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.
The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.
The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. All of the Company's derivative transactions are entered into for risk management purposes.

All of the Company's interest swap agreements were either matured or terminated during the year ended December 31, 2016. As of December 31, 2016 and June 30, 2017, the Company had no interest rate swap agreements outstanding.

During the six-month periods ended June 30, 2016 and 2017, the losses transferred from accumulated other comprehensive loss to the unaudited interim condensed consolidated statements of operations were $110 and $0, respectively.
		Amount of Loss
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Loss Recognized	2016	2017
Interest rate swaps	Loss on interest rate swaps	$(709)	$-
Total		$(709)	$-

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, accounts payable, other current assets and liabilities and due to / due from related parties reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts.  Assets and liabilities held for sale are stated at fair value less cost to sell. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

During 2016, the sale of the owning companies of the Capesize vessels' Fakarava, Rangiroa and Negonego resulted into a charge of $23,018, included in "Impairment loss, gain/loss from sale of vessel owning companies and other" for the six-month period ended June 30, 2016 (Note 6).

An additional charge of $18,266 was also recognized as of June 30, 2016, and included in "Impairment loss, gain/loss from sale of vessel owning companies and other", due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell. (Note 6)